FORM N SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: // (a)

or fiscal year ending: 12/31/04

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) Y

Those items or sub-items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this form.

1A. Registrant Name: First Allmerica Financial Life Insurance Company VEL II

Account

B. File Number: 8ll-8130

C. Telephone Number: 508-855-6982

2.A. Street: 440 Lincoln Street

B. City: Worcester C. State: MA D. Zip Code: 01653 Zip Ext.:

E. Foreign Country:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N

[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y

[If answer is 'Y" (Yes) complete only items 111 through 132.]

111. A. / Depositor Name: First Allmerica Financial Life Insurance Company

B. / File Number (If any):

C. / City: Worcester State: MA Zip Code: 01653 Zip Ext.:

/ Foreign Country: Foreign Postal Code:

112. A. / Sponsor Name: First Allmerica Financial Life Insurance Company

. B. / File Number (If any): _

C. / City: Worcester State: MA Zip Code; 01653

113. A. / Trustee Name:

B. / City: _ State: Zip Code: Zip Ext.:

/ Foreign Country: Foreign Postal Code:

114. A. / Principal Underwriter Name: Allmerica Investments, Inc.

B. / File Number: 8-14716

C. / City: Worcester State: MA Zip Code: 01653 Zip Ext.:

/ Foreign Country: Foreign Postal Code:

115. A. / Independent Public Accountant Name: PriceWaterhouseCoopers LLP

B./ City: Boston State: MA Zip Code: 02110

/ Foreign Country: Foreign Postal Code:

116. Family of investment companies information:

A. / Is Registrant part of a family of investment companies? (Y/N) Y

B. / Identify the family in 10 letters: A L L M E R I C A A

(NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. / Is Registrant a separate account of an insurance company? (Y/N) Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

B. / Variable annuity contracts? (Y/N) N

C. / Scheduled premium variable life contracts? (Y/N) N

D. / Flexible premium variable life contracts? (Y/N) Y

E. / Other types of insurance products registered under the

Securities Act of 1933 ? (Y/ N) N

118. / State the number of series existing at thc end of thc period that had securities registered under the Securities Act of

1933..........................................................1

119. / State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

.........0

120. / State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's

omitted)...............................................................0

121. / State the number of series for which a current prospectus was in existence at the end of the period

...........................................1

122. / State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

....................................................0

123. / State the total value of the additional units considered in answering item 122 ($000's omitted)............................................... $0

124. / State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's

omitted)......................................................$0

125. / State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during thc current period solely from the sale of units of all series of Registrant ($000's

omitted)............................................$0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Regisirant's units

(include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)

.....................$0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number of

Total Assets Total Income

Series

($000's Distributions

Investing

omitted) ($000's omitted)

A. U.S. Treasury direct

issue............

B. U.S Government agency .....

C. State and municipal

tax-free ...........

D. Public utility debt..

E. Brokers or dealers

debt or debt of brokers'

or dealers' pare........

F. All other corporate

mid term & longterm

debt ................

G. All other corporate

short-term debt ......

H. Equity securities of

brokers or dealers or

parents of brokers or dealers

I. Investment company equity

securities .....

J. All other equity

securities ...... 1 $46,427

K. Other securities....

L. Total assets of all

series of registrant 1 $46,427

128. / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?

(Y/N) N

[If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's

omitted)................................................................

$358

132. / List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-

811-